Financial Instruments (Details 6) $ in Millions		12 Months Ended
	Jul. 16, 2014 item	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($) item
Nonfinancial items measured at fair value on a non-recurring
Impairment loss of vessel held for sale		$ 2.1
Non-recurring basis
Nonfinancial items measured at fair value on a non-recurring
Fixed assets, net		90.8
Vessels held for sale		6.3
Non-recurring basis | Significant Other Observable Inputs (Level 2)
Nonfinancial items measured at fair value on a non-recurring
Fixed assets, net		90.8
Vessels held for sale		$ 6.3
Vessels
Nonfinancial items measured at fair value on a non-recurring
Number of vessels on which impairment loss is recorded | item		12	8	0
Impairment of Long-Lived Assets Held-for-use		$ 39.0	$ 75.8	$ 0.0
Vessels | Carrying value
Nonfinancial items measured at fair value on a non-recurring
Fixed assets, net		129.8	167.8
Vessels | Non-recurring basis | Significant Other Observable Inputs (Level 2)
Nonfinancial items measured at fair value on a non-recurring
Fixed assets, net		$ 90.8	92.0
Vessels | Non-recurring basis | Fair Value
Nonfinancial items measured at fair value on a non-recurring
Fixed assets, net			$ 92.0
ZIM
Nonfinancial items measured at fair value on a non-recurring
Number of vessels of which the charter rates payable was reduced | item	6	6
Unsecured notes maturity term		9 years